S000000883 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	282 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		11.31%	(2.77%)		3.69%
Performance Inception Date						Jun. 28, 2002
INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	(5.51%)		1.38%
Performance Inception Date						Jun. 28, 2002
INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.52%	(1.93%)		2.90%
Performance Inception Date						Jun. 28, 2002
INVESTOR CLASS SHARES | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%		8.41%
INVESTOR CLASS SHARES | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.26%	6.91%		8.13%
INVESTOR CLASS SHARES | MSCI World ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.07%	6.49%		8.05%
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		11.47%	(2.66%)	4.47%
Performance Inception Date				Feb. 01, 2016
INSTITUTIONAL CLASS SHARES | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	9.20%
INSTITUTIONAL CLASS SHARES | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.26%	6.91%	8.96%
INSTITUTIONAL CLASS SHARES | MSCI World ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.07%	6.49%	8.85%

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.